Mining and Income Taxation - Summary of Components of Mining and Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Components of Mining and Income Tax [Line Items]
Dividend withholding tax	$ (22.9)	$ (13.1)	$ (21.3)
Total mining and income taxation	(697.1)	(465.1)	(442.1)
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2023: 33.0% and 2022: 34.0%) were:
Taxation on profit before taxation at maximum South African statutory mining tax rate	(655.9)	(399.4)	(395.7)
Rate adjustment to reflect the actual realised company tax rates in South Africa and offshore	56.5	41.4	65.9
Non-deductible share-based payments	(1.5)	(3.0)	(2.3)
Non-deductible exploration expense	(0.1)	(0.2)	(0.1)
Deferred tax assets not recognised on impairment of FSE	0.0	0.0	(38.6)
Non-deductible interest paid	(25.5)	(21.8)	(21.7)
Share of results of equity accounted investees, net of taxation	(17.7)	(10.8)	3.4
Non-taxable capital gains portion of Yamana break fee and transaction costs	0.0	5.8	18.2
Dividend withholding tax	(22.9)	(13.1)	(21.3)
Net non-deductible expenditure and non-taxable income	(28.6)	(17.6)	(18.2)
Deferred taxation movement on Peruvian Nuevo Sol devaluation against US Dollar	0.6	2.5	4.2
Various Peruvian non-deductible expenses	(11.0)	(6.1)	(5.3)
Prior year adjustments	(8.0)	(3.3)	(2.7)
Deferred tax charge on change of tax rate at South Deep	0.9	0.0	(5.7)
Other	(8.4)	(4.1)	(4.7)
Total mining and income taxation	$ (697.1)	$ (465.1)	$ (442.1)
South African statutory mining tax rate	33.00%	33.00%	34.00%
Deferred taxation	$ 154.9	$ 172.2
Asanko Gold
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2023: 33.0% and 2022: 34.0%) were:
Tax effect of non-taxable profit on disposal of asset held for sale	1.8	0.0	$ 0.0
Rusoro Mining Limited
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2023: 33.0% and 2022: 34.0%) were:
Tax effect of non-taxable profit on disposal of asset held for sale	20.6	0.0	0.0
Windfall Project
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2023: 33.0% and 2022: 34.0%) were:
Deferred tax assets not recognised	(17.2)	0.0	0.0
Damang and Tarkwa
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2023: 33.0% and 2022: 34.0%) were:
Deferred tax assets not recognised	3.9	(30.3)	1.2
Cerro Corona
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2023: 33.0% and 2022: 34.0%) were:
Deferred tax assets not recognised	15.3	(5.1)	(14.4)
Yamana
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2023: 33.0% and 2022: 34.0%) were:
Capital gains taxation			65.2
Salares Norte
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2023: 33.0% and 2022: 34.0%) were:
Deferred tax assets recognised at Salares Norte	0.0	0.0	(4.2)
South African taxation
Disclosure of Components of Mining and Income Tax [Line Items]
– company and capital gains taxation	(4.1)	(6.0)	(65.3)
Dividend withholding tax	(13.1)	(5.9)	(13.1)
- prior year adjustment - current taxation	0.2	4.8	0.0
– deferred taxation	(63.0)	(84.6)	(80.2)
– prior year adjustment – deferred taxation	3.7	0.0	1.7
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2023: 33.0% and 2022: 34.0%) were:
Dividend withholding tax	(13.1)	(5.9)	(13.1)
Foreign taxation
Disclosure of Components of Mining and Income Tax [Line Items]
Dividend withholding tax	(6.3)	(5.4)	(4.7)
- prior year adjustment - current taxation	(12.3)	(2.8)	(5.9)
– deferred taxation	(87.6)	77.8	111.5
– current taxation	(514.6)	(443.0)	(386.1)
Total mining and income taxation	(697.1)	(465.1)	(442.1)
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2023: 33.0% and 2022: 34.0%) were:
Dividend withholding tax	(6.3)	(5.4)	(4.7)
Total mining and income taxation	$ (697.1)	$ (465.1)	(442.1)
Adjustments for deferred tax of prior periods related to hedges			13.3
Foreign taxation | Damang and Tarkwa
Major items causing the Group's income taxation to differ from the maximum South African statutory mining tax rate of 33.0% (2023: 33.0% and 2022: 34.0%) were:
Transfer pricing payment			$ 19.2